Marketable Securities - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Sale of marketable securities	$ 8.3
Accrued interest receivable	$ 1.5	$ 1.6	$ 1.0